Fees Summary	Sep. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,495,264,000
Previously Paid Amount	0
Total Fee Amount	368,303
Total Offset Amount	0
Net Fee	$ 368,303